Lease (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of supplemental balance sheet information related to operating leases
June 30, 2022
(Unaudited)
Right-of-use assets	$580,135

Operating lease liabilities - current	$264,396
Operating lease liabilities - non-current	240,752
Total operating lease liabilities	$505,148

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.04
Weighted average discount rate	7.42%

Schedule of maturities of lease liabilities
For the twelve months ending June 30, 2022	Lease payment
2023	$293,440
2024	169,794
2025	84,896
Total lease payments	548,130
Less: imputed interest	42,982
Less: current portion of operating lease labilities	264,396
Non-current portion of operating lease labilities	$240,752